General and Administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative expenses
Employee costs	$ 5,816,591	$ 3,998,981	$ 3,896,025
Directors' fees and expenses	906,598	850,942	875,506
Professional fees	2,032,332	287,355	262,332
Other expenses	1,177,852	159,245	61,077
Total	$ 9,933,373	$ 5,296,523	$ 5,094,940